Share-Based Payment (Summary Of Stock Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Beginning outstanding balance - stock options (period) (in shares)	130
Granted -stock option (period) (in shares)	2
Exercised - stock options (period) (in shares)	(9)
Forfeited or expired - stock options (period) (in shares)	(57)
Ending outstanding balance - (stock options) (in shares)	66
Ending exercisable balance - shares (stock options)	64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 34.60
Weighted average exercise price - stock options granted (period) (per share)	$ 28.90
Weighted average exercise price - stock options exercised (period) (per share)	$ 26.24
Weighted average exercise price - stock options forfeited or expired (period) (per share)	$ 40.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 30.62
Weighted average exercise price - ending exercisable balance (stock options) (per share)	$ 30.68
Weighted average remaining contractual term (years) - for stock options outstanding at beginning of year (in years)	1.69
Weighted average remaining contractual term (years) - for stock options outstanding at year end (in years)	1.99
Weighted average remaining contractual term (years) - for stock options exercisable at year end	1.72
Aggregate intrinsic value of stock options outstanding at beginning of year	$ 150
Aggregate intrinsic value of stock options outstanding at year end	148
Aggregate intrinsic value of stock options exercisable at year end	$ 145